Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Tax adjustment related dividend paid deduction	$ 83,750	$ 62,937
Rate change	90	91	$ (2,565)
Puerto Rico [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Corporate income tax rate			39.00%	30.00%
Rate change			$ 2,479
British Columbia Bill 2 [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Rate change			$ 86
Change in general corporate income tax rate			11.00%	10.00%
LAMAR MEDIA CORP [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Tax adjustment related dividend paid deduction	83,866	63,058
Rate change	$ 90	$ 91	$ (2,565)
LAMAR MEDIA CORP [Member] | Puerto Rico [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Corporate income tax rate			39.00%	30.00%
Rate change			$ 2,479
LAMAR MEDIA CORP [Member] | British Columbia Bill 2 [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Rate change			$ 86
Change in general corporate income tax rate			11.00%	10.00%